UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

Name of Registrant: MH Elite Portfolio of Funds, Inc.

Address of Registrant: 220 Russell Avenue
                       Rahway, NJ 07065

Name and address of agent for service: Harvey Merson
                                            or
                                       Jeff Holcombe
                                       220 Russell Avenue
                                       Rahway, NJ 07065

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2008 - June 30, 2008

Item 1: Reports to Shareholders




                     MH Elite Portfolio of Funds, Inc.
                           220 Russell Avenue
                        Rahway, New Jersey 07065
                            1-800-318-7969
                           www.mhelite.com


Dear Fellow Shareholder:

We are pleased to present our combined 2008 semi annual report for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds and
MH Elite Select Portfolio of Funds.

Without a doubt these are troubling times for the economy. Consumers are financially strapped and stressed. With the stock market"s worst June performance since 1930, market volatility is off the charts. Volatility in the S&P 500 stock index is measured by daily changes of at least one percent in the index. Volatility, according to a report released in March, is at a 70 year high with more than 50% of the indexes daily moves exceeding one percent.

The impact on consumers has been devastating. Struggling with soaring gas and food prices, mounting job losses and a sagging housing market, consumer confidence hit a 28 year low in June. The nation"s unemployment rate jumped to 5.5% in May, the biggest monthly rise since 1986. More homeowners fell behind on their mortgage payments in April with the number of homes facing foreclosure up 65% from the previous year.

The Federal Reserve is walking a tight rope in its attempts to keep the country out of a steep recession while also combating inflation. Driven by skyrocketing gas and food costs, wholesale inflation rose by 9.2 percent for the 12 months ending in June, the fastest pace since 1981.
To help boost a sluggish economy, the Federal Reserve was aggressive in cutting interest rates in the first quarter to their lowest point in
nearly 4 years, but the fix was only temporary.   The tightening credit
market and declining home values prevented consumers from benefiting from the rate cuts. Financial markets went into a free fall decline over subprime mortgage lending practices including the collapse of investment bank, Bear Sterns. The administration attempted to help the economy by pumping money it doesn"t have into the consumer"s pockets with its 168 billion economic stimulus package. In eight years the government has gone from a surplus of 236 trillion to a deficit of over 400 trillion. With consumers drowning in credit card and housing debt, the government decides to rob Peter to pay Paul in an attempt to encourage consumer spending.

For the first six months of 2008, MH Elite Small Cap Fund of Funds was down 7.7% versus a 9.4% decline for the Russell 2000 index of small cap stocks. The Fund had ended the first quarter down 9.6%, then rallied in April and May gaining back all losses for the year by June 5th. The momentum could not be sustained and the Fund ended the month down 7%, closing out the second quarter with only a slight overall gain of 2.1%. Schneider Small Cap Value continued to be plagued by the weakness in financial stocks losing over 19% for the past six months. Other holdings with double digit losses as of June 30th were Perritt Micro Cap Opportunities, Royce Opportunity and Loomis Sayles Small Cap Growth. The Fund received strong performances from Keeley Small Cap Value and Stratton Small Cap Value, ending the first half of 2008 with positive returns of 8.4% and 4.4%, respectively.

Notable changes to the portfolio were the additions of Allianz NFJ Small
Cap Value, Transamerica Premier Small Cap Value and Royce Micro Cap. A number of funds were removed from the portfolio including William Blair Small Cap Growth, Bogle Small Cap Growth, Kinetics Small Cap Opportunity, Oppenheimer International Small Co., Marshall Small Cap Growth, Wasatch Micro Cap and two ETF"s, Vanguard Small Cap Index and iShares Russell 2000. We rebalanced the portfolio to harvest tax losses and to meet redemptions due to our decision to remove the Fund from the FTJ FundChoice mutual fund platform.

For the first six months of 2008, MH Elite Fund of Funds was down 8.1%, outperforming the S&P 500 index loss of 11.9% and the Russell 1000 index loss of 11.2%. As with the small cap sector, large cap financials continued to drag down the equity markets. Within the S&P 500, banking and related industries declined 24.9% on average versus a 2.7% decline for the index in the second quarter.

Artisan Mid Cap Value, Columbia Value and Restructuring (formerly Excelsior Value and Restructuring) and Fidelity Leveraged Co. Stock posted modest gains for the past six months. Funds that underperformed included Dodge and Cox Stock, Janus Contrarian, Marsico 21st Century and Schneider Value. It should be noted that Janus Contrarian and Marisco 21st Century were two of our best performers in 2007 while Artisan Mid Cap Value was one of our worst performers last year. Fund performance is never a constant and reinforces our commitment to maintain a balanced and diversified blend of funds in each of our portfolios.

Changes in fund holdings included replacing Homestead Value, Cambiar Opportunity and FMI Large Cap with First Source Monogram Income Equity, Jordon Opportunity and BlackRock Equity Dividend. We also added significantly to our position in Amana Income.

For the first six months of 2008, MH Elite Select Portfolio of Funds fared better than our other 2 funds, as energy and commodities helped to minimize losses in other areas. The Fund was down 5% for the first half of 2008 versus the 11.9% decline of the S&P 500 index. International investing was not a safe haven in terms of performance, declining in step with U.S. equities during the first and second quarters as the recent credit crunch spread its effects globally.

Funds benefiting from the surge in energy and commodities were CGM Focus, Ivy Asset Strategy, Permanent Portfolio, T Rowe Price Latin America and U.S. Global Inv. Global; Resources. Our two long/short funds, Diamond Hill Long/Short and TFS Market Neutral also helped to minimize the Fund"s losses for the past six months. As mentioned, our international holdings, led by Janus Overseas and Fidelity Southeast Asia (which we sold in June), were a drag on performance.

Other changes included replacing Dreihaus Emerging Market with an emerging market ETF, BLDRS Emerging Market 50 ADR Index and replacing U.S. Global
Inv. World Precious Minerals with USAA Precious Metals and Minerals. Other notable additions were T. Rowe Price Africa and Middle East and another asset allocation fund, Wilmington Multi Manager Real Asset. We trimmed our real estate allocation by removing Alpine International Real Estate. We diversified our international exposure with the additions of BlackRock International Opportunities, Thomas White International and Allianz NFJ International Value and selling Quant Foreign Value, Kinetics Paradigm and Ralph Parks Cyclical Equity.

The stock market is unpredictable and the bulls and bears are always doing battle. For the first half of 2008, commodities and energy (the bulls) were hot while financials (the bears) were not. In the second quarter, the energy sector of the S&P 500 was up nearly 17% while the financial sector was losing 19%. Eventually bulls run out of steam and bears hibernate. So as the economy enters into its first recession since 2001, keep in mind that every market
decline has been followed by an advance that exceeded the decline.   There is
solace in knowing that historically the average bear market lasts 11 months.

We appreciate the trust all of you have placed in our management and we would like to extend a special welcome to all new shareholders.





							Sincerely,


                                                        /s/Harvey Merson
							Harvey Merson
							President


Past Performance is no guarantee of future results. The Fund's average annual total return assumes reinvestment of all dividends and capital gain distributions. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

                      MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                       Underlying Fund Diversification
                          June 30, 2008 (Unaudited)

                     Investment Category of Underlying Funds
                           (as a % of Fund assets)

Small Cap Value	         %	  Small Cap Blend         %	       Small Cap Growth       %
------------------------------------------------------------------------------------------------
Schneider               7.3     Keeley                   11.9	   Schroder US               9.9
Small Cap Value                 Small Cap Value                    Opportunities Inv
------------------------------------------------------------------------------------------------
Paradigm Value   	6.8	Pacific Advisors          9.1	   Royce   	             8.2
                                Small Cap a                        Value Plus Service
------------------------------------------------------------------------------------------------
Royce                   5.2 	Bridgeway Small Cap       8.5	   Loomis Sayles Small       4.5
Opportunity Inv	                Value N                            Cap Growth R
------------------------------------------------------------------------------------------------
Allianz NFJ Small Cap   4.0	Stratton                  7.5
Value I                         Small Cap Value
--------------------------------------------------------------
                                Royce Micro Cap Inv       4.9

--------------------------------------------------------------
                                Perritt                   4.4
                                Mircro Cap Opportunities
                                ------------------------------
                                Transamerica Premeir Inst 3.7
                                Small Cap Value
                                ------------------------------



                    Short-Term Securities and Other Assets - 3.3%



            Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund



                           Value   Blend   Growth
                            26%     36%     38%










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                           Schedule of Investments
                          June 30, 2008 (Unaudited)

      Mutual Funds  (96.7%)                       Shares         Value

        Keeley Small Cap Value I	          15,777     $  467,326
        Schroder US Opportunities 	          18,753	387,442
        Pacific Advisors Small Cap A	          10,752	357,925
        Bridgeway Small Cap Value N      	  21,195	336,145
        Royce Value Plus Service                  25,171	320,422
        Stratton Small Cap Value	           6,119	294,696
        Schneider Small Cap Value	          20,643	284,462
        Paradigm Value	                           5,919	264,650
        Royce Opportunity Inv	                  20,921	204,609
        Royce Micro Cap Inv     	          13,141	192,247
        Allianz NFJ Small Cap Value I	           6,192	186,254
        Loomis Sayles Small Cap Growth R	  13,012	175,667
        Perritt Micro Cap Opportunities  	   7,263	171,411
        Transamerica Premier Small Cap Value       8,777	144,646

                                                            -----------
     Total Mutual Funds (Cost $ 3,790,661) 		      3,787,902


     Short-Term Securities (2.2%)

        TD Waterhouse Money Market (Cost $ 84,982)               84,982
                                                            -----------
     Total Investments in Securities (Cost $ 3,875,643)       3,872,884

     Other Assets - net (1.1%)                                   42,817
                                                            -----------
     Net Assets - (100%)                                    $ 3,915,701
                                                            ===========







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                     Statement of Assets and Liabilities
                          June 30, 2008 (Unaudited)

Assets

Investments in securities at value (Cost $ 3,875,643)       $ 3,872,884
Cash                                                             42,817
                                                            -----------
        Total Assets                                          3,915,701
                                                            -----------
Liabilities

        Total Liabilities                                             -
                                                            -----------

Net Assets                                                  $ 3,915,701
                                                            ===========

        Capital Stock, no par (issued and
            outstanding - 682,389)                          $ 4,054,773
        Undistributed net investment income                    (136,397)
        Net unrealized appreciation on investments               (2,759)
                                                            -----------

                Net Assets                                  $ 3,915,701
                                                            ===========

Net asset value per share                                   $      5.74
                                                            ===========











The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                           Statement of Operations
              For The Six Months Ended June 30, 2008 (Unaudited)

Investment Income

        Dividend income from underlying funds                    $      774
        Interest                                                        646
                                                                 ----------
                Total investment income                               1,420
                                                                 ----------
Expenses
        Investment advisory fees (note 2)                            21,049
        Administrative service fees                                   5,262
                                                                 ----------
                Total expenses                                       26,311
                                                                 ----------
Net investment loss                                                 (24,891)
                                                                 -----------
Realized and unrealized gain on investments

        Capital gain distributions from underlying funds                 93
        Net realized loss from investments                         (111,808)
        Net change in unrealized depreciation on investments       (287,275)
                                                                 ----------
        Net realized and unrealized loss on investments            (398,990)
                                                                 ----------
Net increase in net assets resulting from operations             $ (423,881)
                                                                ===========







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                      Statement of Changes in Net Assets
              For The Six Months Ended June 30, 2008 (Unaudited) and
                     For The Year Ended December 31, 2007



                                                        2008             2007
                                                  ----------------------------
Increase (decrease) in net assets from operations
  Net investment loss	                            $  (24,891)	 $    (33,138)
  Capital gain distributions from underlying funds	    93	      314,292
  Net realized gain/(loss) on investments	      (111,808)	      322,106
  Change in unrealized depreciation on investments    (287,275)      (702,979)
  Net decrease in net assets resulting            ----------------------------
    from operations                                   (423,881)	      (99,719)


Distributions to shareholders FROM:
  Net investment income	                                     -	            -
  Realized gains	                                     -	     (636,408)


Capital share transactions (note 5)                 (1,173,212)       (73,149)
                                                  -----------------------------
Total increase                                      (1,597,093)      (809,276)

Net assets at beginning of year                      5,512,794      6,322,070
                                                  -----------------------------
Net assets at end of year                          $ 3,915,701    $ 5,512,794
                                                  =============================







The accompanying notes are an integral part of these financial statements.

                     MH Elite Portfolio of Funds, Inc.

                         MH Elite Fund of Funds
                    Underlying Fund Diversification
                       June 30, 2008 (Unaudited)


               Investment Category of Underlying Funds
                     (as a % of Fund assets)

Large Cap Value	         %	     Large Cap Blend       %	      Large Cap Growth           %
---------------------------------------------------------------------------------------------------
Columbia Value and      6.5	Janus Contrarian          6.0	Brandywine Blue                 5.5
Restructuring Z
---------------------------------------------------------------------------------------------------
Amana Income            5.2	Fairholme                 5.6	Marisco 21st Century            5.0
---------------------------------------------------------------------------------------------------
Mainstay ICAP         	5.2	American Funds            5.4	Primecap Odyssey Growth         5.0
Select Equity I                 Fundamental Inv F
---------------------------------------------------------------------------------------------------
Schneider Value        	5.1     Hartford Capital          5.0   Amana Growth                    4.7
                                Appreciation I
---------------------------------------------------------------------------------------------------
Dodge and Cox Stock     4.8	                        	Jordan Opportunity              4.5
----------------------------                                   ------------------------------------
BlackRock Equity
Dividend I              4.5
----------------------------
First Source Monogram   4.4
Income Equity
----------------------------



---------------------------------------------------------------------------------------------------
     Mid Cap Value	  %	    Mid Cap Blend	   %	    Mid Cap Growth	         %
---------------------------------------------------------------------------------------------------
Artisan Mid Cap Value    4.4    Fidelity Leveraged Co Stk 5.3  	 Rainier Mid Cap Equity I       4.8
---------------------------------------------------------------------------------------------------





                        Short-Term Securities and Other Assets - 3.1%

               Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

                                 Value     Blend   Growth
                                  29%       33%      38%

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                           Schedule of Investments
                          June 30, 2008 (Unaudited)


   Mutual Funds (96.9%)                    Shares        Value

     Columbia Value and Restructuring Z	    7,324   $   414,777
     Janus Contrarian    	           23,010	381,736
     Fairholme   	                   11,861	355,602
     Brandywine Blue                       10,384	346,940
     American Funds Fundamental Inv F	    8,792	341,292
     Fidelity Leveraged Co Stk	            9,736	337,243
     Amana Income	                   11,213	332,582
     Mainstay ICAP Select Equity I	    9,852	330,032
     Schneider Value     	           17,978	320,372
     Marisco 21st Century                  21,942	318,812
     Primecap Odyssey Growth 	           23,355	311,317
     Hartford Capital Appreciation I        8,447	310,580
     Dodge & Cox Stock	                    2,738	304,810
     Rainier Mid Cap Equity I               7,223	303,507
     Amana Growth        	           13,808	300,872
     Jordon Opportunity	                   21,708	289,363
     BlackRock Equity Dividend I	   15,113	282,771
     Artisan Mid Cap Value                 15,527	281,821
     First Source Monogram Income Equity   19,595	280,209

                                                   ------------
   Total Mutual Funds (Cost $ 6,098,284)              6,144,638


   Short-Term Securities (2.4%)

     TD Waterhouse Money Market (Cost $ 153,026)        153,026
                                                   ------------
   Total Investments in Securities
       (Cost  $ 6,251,310)                            6,297,664

   Other Assets - net (0.7%)                             45,802
                                                   ------------

   Net Assets - (100%)                             $  6,343,466
                                                   ============

The accompanying notes are an integral part of these financial statements.

                         MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                       Statement of Assets and Liabilities
                           June 30, 2008 (Unaudited)


Assets


Investments in securities at value (Cost $ 6,251,316)	$ 6,297,664
Cash     	                                             45,802
                                                        -----------
	Total Assets	                                  6,343,466
                                                        -----------
Liabilities

	Total Liabilities	                                  -
                                                        -----------
Net Assets	                                        $ 6,343,466
                                                        ===========

	Capital Stock, no par (issued and
           outstanding - 1,180,849)                    $  6,256,416
        Undistributed net investment loss	            (21,010)
        Undistributed realized gain	                     61,706
        Net unrealized appreciation on investments	     46,354
                                                        -----------
                Net Assets	                        $ 6,343,466
                                                        ===========

        Net asset value per share	                $      5.37
                                                        ===========










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                           Statement of Operations
             For The Six Months Ended June 30, 2008 (Unaudited)

Investment income

     Dividend income from underlying funds             $   10,794
     Interest                                               1,596
                                                       ----------
           Total Investment Income                         12,390
                                                       ----------

Expenses
     Investment advisory fees (note 2)                     31,984
     Administrative service fees                            7,996
                                                       ----------
           Total Expenses                                  39,980
                                                       ----------
Net investment loss                                       (27,590)
                                                       -----------

Realized and unrealized gain on investments

     Capital gain distributions from underlying funds      13,763
     Net realized gain from investments                    35,322
     Net change in unrealized depreciation
        on investments                                   (577,732)
                                                       ----------
     Net realized and unrealized loss on investments     (528,647)
                                                       ----------
Net increase in net assets resulting from operations   $ (556,237)
                                                       ==========









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                     Statement of Changes in Net Assets
               For The Six Months Ended June 30, 2008 (Unaudited)
                   For The Years Ended December 31, 2007



                                                         2008             2007
                                                  ------------------------------
Increase (decrease) in net assets from operations
  Net investment loss	                           $    (27,590)   $    (38,132)
  Capital gain distributions from underlying funds	 13,763 	311,360
  Net realized gain on investments	                 35,322 	315,692
  Change in unrealized appreciation/(depreciation)
     on investments	                               (577,732)       (196,966)

                                                  -----------------------------
  Net increase in net assets
       resulting from operations                       (556,237)	391,954

Distributions to shareholders
  Net investment income	                                      -	       (121,817)
  Realized gains	                                      -	       (450,906)
                                                  -----------------------------

Capital share transactions (note 5)                      75,671 	754,938
                                                  -----------------------------
Net increase                                           (480,566)        574,169

Net assets at beginning of year                       6,824,032       6,249,863
                                                  -----------------------------
Net assets at end of year                           $ 6,343,466     $ 6,824,032
                                                  =============================










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                        Underlying Fund Diversification
                            June 30, 2008 (Unaudited)


                   Investment Category of Underlying Funds
                           (as a % of Fund assets)

Long - Short	          %	     Latin America/        %	      Precious Metals            %
                                    Emerging Markets
---------------------------------------------------------------------------------------------------
TFS Market Natural       5.4	T. Rowe Price   	  5.3	USAA Precious Metals and        2.7
                                Latin America                   Minerals
---------------------------------------------------------------------------------------------------
Diamond Hill             4.9	Metzler/Payden European   3.3
Long-Short I                    Emerging Markets
-------------------------------------------------------------
                            	BLDRS Emerging            3.0
                                Markets 50 Adr Index
-------------------------------------------------------------
                                T. Rowe Price Africa      1.8
                                Middle East
                                -----------------------------


---------------------------------------------------------------------------------------------------
    Natural Resources	   %	    Real Estate	           %	    Health Care         	 %
---------------------------------------------------------------------------------------------------
US Global Investors       3.4    CGM Realty                2.6   Blackrock  Health Sciences     2.8
Global Resources                                                 Opportunities A
---------------------------------------------------------------------------------------------------
Guinness Atkinson         1.0                                    T. Rowe Price Health           2.4
Alternative Energy                                               Sciences
-----------------------------                                   -----------------------------------


---------------------------------------------------------------------------------------------------
    World Stock  	   %	    Moderate Allocation    %	   Conservative Allocation       %
---------------------------------------------------------------------------------------------------
Ivy Asset Strategy Y      6.0    Leuthold Asset Allocation 4.9  Permanent Portfolio             5.2
---------------------------------------------------------------------------------------------------
                                 Bruce                     4.2   Wilmington Multi Manager       2.5
                                                                 Real Asset I
                                -------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
 Foreign Develop Markets   %	   World Allocation                Miscellaneous                 %
---------------------------------------------------------------------------------------------------
Allianz NFJ               3.0   Wintergreen                2.8   MFS Utilities A                3.0
International Value I
---------------------------------------------------------------------------------------------------
Thomas White              3.0                                    CGM Focus                      2.8
International
------------------------------                                  -----------------------------------
Julius Baer International 2.5
Equity II A
------------------------------
Harbor International I    2.4
------------------------------
BlackRock International   2.4
Opportunities I
------------------------------
Janus Overseas            2.3
------------------------------
Cullen International      2.3
High Dividend I
------------------------------







                        Short-Term Securities and Other Assets - 12.1%

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds

                           Schedule of Investments
                          June 30, 2008 (Unaudited)


   Mutual Funds (84.9%)                    Shares        Value

     IVY Assets Strategy Y 	            8,720    $  240,663
     TFS Market Neutral	                   14,001	218,272
     T. Rowe Price Latin America 	    3,848	213,881
     Permanent Portfolio 	            5,495	208,994
     Diamond Hill Long Short I	           10,965	197,917
     Leuthold Asset Allocation I	   17,983	196,556
     Bruce Fund	                              494	168,997
     U.S. Global Investors Global Resources 6,749	138,480
     Metzler/Payden European
          Emerging Markets 	            3,974	135,211
     MFS Utilities A	                    6,527	122,782
     Thomas White International 	    6,207	121,400
     Allianz NFJ International Value I	    4,797	119,868
     Blackrock Health Sciences	            4,142	115,202
     CGM Focus	                            1,855	114,023
     Wintergreen 	                    8,811	113,392
     USAA Precious Metals and Minerals	    3,013	110,967
     CGM Realty 	                    3,242	106,066
     Julius Baer International Equity II I  6,550	100,666
     Wilmington Multi Manager Real Asset I  5,467	100,226
     T. Rowe Price Health Sciences	    3,771	 97,775
     Harbor International Institutional	    1,461	 95,580
     Blackrock International
         Opportunities I	            2,444	 95,381
     Janus Overseas	                    1,929	 91,707
     Cullen International High
         Dividend Retail I	            7,240	 91,291
     T. Rowe Price Africa and Middle East   5,330	 72,335
     Guinness Atkinson Alternation Energy   3,056	 42,023

                                                   ------------

   Total Mutual Funds (Cost $ 3,213,587)              3,429,655
                                                   ------------

   Exchange Traded Funds (3.0%)

     BLDRS Emerging Markets 50 Adr Index    2,400	122,760
                                                   ------------


     Total Exchange Traded Funds (Cost $ 125,064)       122,760
                                                   ------------

     Total Mutual Funds and
        Exchange Traded Funds (Cost $3,338,651)       3,552,415
                                                   ------------

   Short-Term Securities (10.5%)

     TD Waterhouse Money Market (Cost $ 423,958)        423,958
                                                   ------------
   Total Investments in Securities
       (Cost  $ 3,762,609)                            3,976,373

   Other Assets - net (1.6%)                             64,786
                                                   ------------

   Net Assets - (100%)                             $  4,041,159
                                                   ============

The accompanying notes are an integral part of these financial statements.

                         MH Elite Portfolio of Funds, Inc.

                         MH Elite Select Portfolio of Funds
                       Statement of Assets and Liabilities
                           June 30, 2008 (Unaudited)


Assets


Investments in securities at value (Cost $ 3,762,609)	$ 3,976,373
Cash     	                                             64,786
                                                        -----------
	Total Assets	                                  4,041,159
                                                        -----------
Liabilities

	Total Liabilities	                                  -
                                                        -----------
Net Assets	                                        $ 4,041,159
                                                        ===========

	Capital Stock, no par (issued and
           outstanding - 789,159)                      $  4,074,160
        Accumulated net realized losses
           from investments                                (158,306)
        Undistributed net investment loss	            (88,459)
        Net unrealized appreciation on investments	    213,764
                                                        -----------
                Net Assets	                        $ 4,041,159
                                                        ===========

        Net asset value per share	                $      5.12
                                                        ===========










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                           Statement of Operations
            For the Six Months Ended June 30, 2008 (Unaudited)


Investment income

     Dividend income from underlying funds             $    6,331
     Interest                                               3,309
                                                       ----------
           Total Investment Income                          9,640
                                                       ----------

Expenses
     Investment advisory fees (note 2)                     33,131
     Administrative service fees                            4,733
                                                       ----------
           Total Expenses                                  37,864
                                                       ----------

Net investment loss                                       (28,224)
                                                       -----------

Realized and unrealized gain (loss) on investments

     Capital gain distributions from underlying funds           0
     Net realized loss from investments                   (67,969)
     Net change in unrealized depreciation
        on investments                                    (97,782)
                                                       ----------
     Net realized and unrealized loss on investments     (165,751)
                                                       ----------

Net decrease in net assets resulting from operations   $ (193,975)
                                                       ==========









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds

                       Statement of Changes in Net Assets
               For the Six Months Ended June 30, 2008 (Unaudited)
                     For The Year Ended December 31, 2007






                                                         2008           2007
                                                  ------------------------------
Increase (decrease) in net assets from operations
  Net investment income/(loss)	                   $   (28,224)	  $     3,013
  Capital gain distributions from underlying funds	     0 	      149,170
  Net realized gain/(loss) on investments	       (67,969)        13,023
  Change in unrealized appreciation/depreciation
    on investments	                               (97,782)	      242,141

                                                  -----------------------------
     Net increase/(decrease) in net assets
       resulting from operations                      (193,975)	      407,347

Distributions to shareholders from:
  Net investment income 	                             -	      (15,001)
  Realized gains	                                     -	            -

                                                  -----------------------------

Capital share transactions (note 5)                     414,467       (752,194)
                                                  -----------------------------
Net increase/(decrease)                                 220,492	      (359,848)

Net assets at beginning of year                       3,820,667      4,180,515
                                                  -----------------------------
Net assets at end of year                           $ 4,041,159    $ 3,820,667
                                                  =============================









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			  June 30, 2008 (Unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds, Inc. is an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933. MH Elite Portfolio of Funds, Inc. was also organized as a corporation in New Jersey on October 20, 1997.
MH Elite Portfolio of Funds, Inc. offers three funds to investors;
MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and
MH Elite Select Portfolio of Funds (collectively, 'the Funds'). The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, and the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006. The Funds act as their own custodian.

The primary objective of the Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies and exchange traded funds (ETFs).

The following is a summary of the Funds' significant accounting policies:

Underlying Fund Valuation - Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes - The Funds intend to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of their net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders - Dividends from net investment income, if any, are declared and paid annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Investment Income - Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Realized Gain and Loss - Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			  June 30, 2008 (Unaudited)




1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Reclassifications - In accordance with SOP-93-2 the Small Cap Fund recorded a reclassification in its capital accounts. As of December 31, 2007, the Fund recorded a permanent book/tax difference of $33,259 from net investment loss to paid-in-capital. This reclassification had no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

2. INVESTMENT ADIVSORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the "Adviser") furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds. Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser. Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund's average daily net assets and are as follows:

	                              MH Elite Small Cap            MH Elite          MH Elite Select
	                                Fund of Funds	         Fund of Funds	     Portfolio of Funds
Management Fees                             1.00%	             1.00%	              1.75%
Distribution (and/or Service)
  (12b-1) Fees                              None	             None	              None
Other Expenses 	                            0.25%	             0.25%	              0.25%
Total Annual Fund Operating Expenses 	    1.25%	             1.25%	              2.00%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement. Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds. The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser. The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above. Generally, the operating expenses of the underlying funds range from 0.50% to 3.00% of average net assets.


For the period ended June 30, 2008 (Unaudited) the management fees for each Fund were:

        MH Elite Small Cap Fund of Funds	$ 21,049
	MH Elite Fund of Funds			$ 31,984
        MH Elite Select Portfolio of Funds      $ 33,131

For the period ended June 30, 2008 (Unaudited) other expenses for each Fund were:

        MH Elite Small Cap Fund of Funds	$  5,262
	MH Elite Fund of Funds			$  7,996
        MH Elite Select Portfolio of Funds      $  4,733

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			  June 30, 2008 (Unaudited)


3. PURCHASE AND SALE OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the period ended June 30, 2008 (Unaudited) aggregated for each Fund was:

	                                    Purchases	      Sales
                                         ---------------------------
MH Elite Small Cap Fund of Funds	 $    550,000	$  1,664,233
MH Elite Fund of Funds             	 $  1,100,000	$  1,035,541
MH Elite Select Portfolio of Funds       $    850,064	$    718,086

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes. At June 30, 2008 (Unaudited), on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	                                   Appreciation	     Depreciation
                                        -----------------------------------
MH Elite Small Cap Fund of Funds	  $    206,351	 $      209,110
MH Elite Fund of Funds	                  $    296,751	 $      250,401
MH Elite Select Portfolio of Funds        $    299,037	 $       85,273


4.INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2007, the components of distributable earnings on a tax basis for each Fund are as follows:


	                                MH Elite Small Cap          MH Elite         MH Elite Select
	                                  Fund of Funds	         Fund of Funds	   Portfolio of Funds
Undistributed ordinary income	          $       302	       $     6,580	     $       7,734
Undistributed long-term capital gain	  $         -	       $    12,621	     $	         -
Unrealized appreciation/depreciation	  $   284,516	       $   624,086	     $     311,546


The tax character of distributions paid by the Funds during the years ended December 31, 2007 and 2006 are as follows:

	                     MH Elite Small Cap                   MH Elite                        MH Elite Select
	                       Fund of Funds	               Fund of Funds	                Portfolio of Funds*
	                    2007	   2006	            2007	     2006               2007	        2006
Ordinary income	        $       -	$ 140,257	$ 121,817	$  26,301	 $           -	 $         -
Long-term capital gain	$ 636,408	$ 565,560	$ 450,906	$ 268,331	 $           -	 $         -
Dividends               $       -       $       -       $       -       $       -        $      15,001   $         -

 * MH Elite Select Portfolio of Funds commenced operations on April 6, 2006.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			  June 30, 2008 (Unaudited)

5. CAPITAL SHARE TRANSACTIONS

As of June 30, 2008 (Unaudited), 1,000,000,000 shares of no par value capital stock were authorized. Transactions in capital stock for each Fund are as follows:




                              MH Elite Small Cap Fund of Funds

                          For the Six Months ended       For the year ended
                          June 30, 2008 (Unaudited)      December 31, 2007

                          Shares           Amount        Shares        Amount
                          ------           ------        ------        ------
Shares Sold                45,437      $    259,904       76,614    $   583,637
Shares issued in
  reinvestment of
    distributions               -                -        99,631        622,693
                        ---------       ----------      --------    -----------
                           45,437           259,904      176,245      1,206,330


Shares redeemed          (249,213)       (1,433,166)    (172,589)    (1,279,479)
                         ---------       ----------     --------    -----------

Net increase/(decrease)  (203,776)     $ (1,173,212)       3,656    $   (73,149)
                         =========      ===========    =========    ===========


                                         MH Elite Fund of Funds

                           For the Six Months ended       For the year ended
                           June 30, 2008 (Unaudited)      December 31, 2007

                          Shares           Amount        Shares         Amount
                          ------           ------        ------         ------
Shares Sold                53,309       $  296,248       117,073    $   750,928
Shares issued in
  reinvestment of
    distributions               -                -        95,367        559,804
                        ---------       ----------      --------    -----------
                           53,309          296,248       212,440      1,310,732


Shares redeemed           (39,962)        (220,577)      (88,097)      (555,794)
                         ---------       ----------     --------    ------------

Net increase/(decrease)    13,347     $     75,671       124,343    $   754,938
                         =========     =============     ========   ============

                                     MH Elite Select Portfolio of Funds


                           For the Six Months ended        For the year ended
                           June 30, 2008 (Unaudited)	   December 31, 2007

                          Shares           Amount        Shares        Amount
                          ------           ------        ------        ------
Shares Sold               126,205      $   653,928        128,510   $   657,742
Shares issued in
  reinvestment of
    distributions               -                -          2,778        15,001
                        ---------       ----------      ----------   ----------
                          126,205          653,928        131,288       672,743


Shares redeemed           (45,736)        (239,461)      (285,815    (1,424,937)
                         ---------       ----------     -----------  -----------

Net increase/(decrease)    80,469      $   414,467       (154,527)  $  (752,194)
                         =========      ===========     ==========  ===========

5. CAPITAL SHARE TRANSACTIONS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity"s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which FAS 157 is initially applied.

The Fund determined the adaption of FAS 157 had no effect on its financial statements. All securities purchased by the Fund trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Fund securities on a daily basis. Various inputs are used in determining the value of the Fund"s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund"s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds" net assets as of June 30, 2008:

                    	                      MH Elite Small Cap       MH Elite        MH Elite Select
                   Valuation Inputs              Fund of Funds       Fund of Funds   Portfolio of Funds
Level 1 - Quoted prices 	                  $ 3,915,701	      $ 6,343,466	 $ 4,041,159
Level 2 - Other significant observable inputs 	            -	                -	           -
Level 3 - Significant unobservable inputs 	            -	                -	           -
Total 	                                          $ 3,915,701	      $ 6,343,466	 $ 4,041,159

The Funds adopted Financial Accounting Standards Board (FASB) issued
FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes on January 1, 2007. FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that based on their technical merits have a more than fifty percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds does not believe that any adjustments were necessary to the financial statements at adoption.

                      MH Elite Portfolio of Funds, Inc.

                     MH Elite Small Cap Fund of Funds
                           Financial Highlights
       For a share of capital stock outstanding throughout the period




                        For the six
                          months
                        ending June
                         30,2008                        For the years ended December 31,
                        (unaudited)     2007         2006         2005        2004          2003

                        ------------------------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period      $  6.22      $  7.16      $  7.13      $  7.39      $  7.06     $  4.86
------------------------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment
   Loss (a) (c)            (0.03)       (0.04)       (0.07)       (0.08)       (0.08)      (0.04)

Net Realized and
 Unrealized Gain (Loss)
  on Investments           (0.45)       (0.09)         1.00         0.53         1.19        2.24
                         --------     --------     --------   ---------     --------   ---------
Total Income (Loss)
 from Investment
  Operations               (0.48)       (0.13)         0.93         0.45         1.11        2.20

Distributions to shareholders from:
  Net investment income        - 	    - 	     (0.18)	  (0.10)       (0.18)	       -
  Realized gains	       - 	(0.81)	     (0.72)       (0.61)       (0.60)	       -

Net asset value
end of period            $  5.74      $  6.22      $  7.16      $  7.13      $  7.39      $  7.06
-------------------------------------------------------------------------------------------------

Total Return (b)           -7.72%       -1.88%       13.04%       6.09%       15.72%       45.27%
-------------------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)        $ 3,916      $ 5,513      $ 6,322      $ 5,549      $ 5,185      $ 5,234
                         =======      =======      =======      =======      =======      =======
Ratio of Expenses to
Average Net Assets (c)      1.21% (d)    1.26%        1.24%       1.24%       1.23%         1.23%

Ratio of Net Investment
Income to Average
Net Assets (c)             -1.14% (d)   -0.53%       -0.91%      -1.06%      -1.16%        -1.14%

Portfolio turnover
rate (%)                   13.18%       13.55%       33.22%      29.67%      33.60%        53.14%
--------------------------------------------------------------------------------------------------


   (a) Per share net investment income has been determined on the average number of shares outstanding during the period.
   (b) Total return assumes reinvestment of dividends.
   (c) Net investment income and expense ratios do not reflect the Fund of Funds' proportionate share of income and expense of the underlying funds.
   (d) Annualized.




The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                           MH Elite Fund of Funds
                           Financial Highlights
       For a share of capital stock outstanding throughout the period



                        For the six
                         months                                             For the period
                       ending June                                          January 13, 2004
                         30,2008      For the Years Ended December 31,      to December 31,
                       (Unaudited)     2007          2006       2005             2004 (a)
                       ---------------------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period      $ 5.84      $  5.99       $  5.62     $  5.41        $  5.00
--------------------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment
   Loss(b) (e)            (0.02)       (0.04)       (0.02)        (0.03)         (0.03)

Net Realized and
Unrealized Gain (Loss)
on Investments            (0.45)        0.42         0.69          0.40           0.48
                         -------      -------       ------        ------        -------
Total Income (Loss)
 from Investment
Operations                (0.47)        0.38         0.67          0.37           0.45



Distributions to shareholders from:
  Net investment income        -        (0.11)	    (0.03)	  (0.03)	     -
  Realized gains	       -        (0.42)	    (0.27)	  (0.13)	 (0.04)

Net asset value,
end of period          $     5.37   $   5.84      $   5.99       $  5.62        $ 5.41
---------------------------------------------------------------------------------------

Total Return (c)           -8.05%      6.37%        11.92%        6.84%          9.00%
---------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)      $   6,343     $   6,769     $   6,250     $ 5,026         $ 4,208
                       =========     =========     =========     ========       ========
Ratio of Expenses to
Average Net Assets (e)     1.24% (d)     1.24%         1.24%        1.25%          1.32% (d)

Ratio of Net Investment
Income to Average
Net Assets (e)            -0.86% (d)    -0.58%        -0.41%       -0.75%         -0.70% (d)

Portfolio turnover
rate(%)                   16.67%         4.51%        31.55%       32.90%         11.50%
-----------------------------------------------------------------------------------------



   (a) Commencement of operations began on January 13, 2004.
   (b) Per share net investment income has been determined on the average number of shares outstanding during the period.
   (c) Total return assumes reinvestment of dividends.
   (d) Annualized.
   (e) Net investment income and expense ratios do not reflect the Fund of Funds' proportionate share of income and expense of the underlying funds.






The accompanying notes are an integral part of these financial statements.

                     MH Elite Portfolio of Funds, Inc.
                           MH Elite Fund of Funds
                            Financial Highlights
     For a share of capital stock outstanding throughout the period


                                For the six
                                   months
                                 ending June                              For the period
                                  30, 2008          For year ending        April 6, 2006
                                 (Unaudited)       December 31, 2007    December 31, 2006 (a)
                                ---------------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period                $ 5.39               $ 4.84              $  5.00
------------------------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment Gain/(Loss)(b) (e)   (0.04)                0.01                 0.02

Net Realized and
Unrealized Gain/(Loss)
on Investments                      (0.23)                0.56                 (0.18)
                                   ----------          --------
Total Incomce/(Loss)
from Investment
Operations                          (0.27)                0.57                 (0.16)

Distributions to shareholders from:
  Net investment income                 -                (0.02)                    -
  Realized Gains                        -                    -                     -

Net asset value,
end of period                      $ 5.12               $ 5.38                $  4.84
------------------------------------------------------------------------------------------------

Total Return (c)                    -5.01%               11.78%                 -3.20%
------------------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)                 $ 4,041                $ 3,821                  $ 4,181
                                  =======                ========                 ========
Ratio of Expenses to
Average Net Assets (e)              1.97% (d)              1.97%                    1.95% (d)

Ratio of Net Investment
Income to Average
Net Assets (e)                     -1.64% (d)              0.08%                   -1.09% (d)

Portfolio turnover
rate(%)                            20.88%                 79.36%                   120.49%
------------------------------------------------------------------------------------------------





    (a)	Commencement of operations began on April 6, 2006.
    (b)	Per share net investment loss has been determined on the average number of shares outstanding during the period.
    (c)	Total return assumes reinvestment of dividends.
    (d)	Annualized.
    (e)	Net investment income and expense ratios do not reflect the
        Fund of Funds' proportionate share of income and expense of the underlying funds.






The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                              ADDITIONAL INFORMATION

                            PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds, Inc. has adopted the policy of always voting in line with management recommendations. If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund. It is not our intent to change or alter the management or policies of the underlying funds. The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s). We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.


                         SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.
For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and
MH Elite Select Portfolio of Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The MH Elite Small Cap
Fund of Funds and MH Elite Fund of Funds Forms N-Q will be available on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-318-7969.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On December 12, 2006, the non-interested Board of Directors of the Funds approved the continuation of the advisory agreement for an additional year with MH Investment Management Inc. Materials provided to and discussed with the Board contained information, including comparative fund information relating to performance, advisory fees and other expenses, with respect to numerous factors, including the following:

   - The background, education and experience of the Advisor's personnel
   - Investment strategies and decision making processes
   - The nature, extent and quality of the services to be provided by the investment adviser
   - Investment performance of the Funds
   - Compensation to the adviser and analysis of the adviser's profitability with respect to the Funds
   - Financial condition and stability of the adviser
   - Possible conflicts of interest between the adviser and the Funds
   - Overall fund expenses and expense ratios of the Funds

The Board considered the scope and quality of services provided by the Advisor. Services provided by the Advisor include all operations of the Funds including portfolio management, transfer and shareholder services. Only accounting, auditing and legal services are outsourced by the adviser. Based on the fees available and paid to the adviser, the Board concluded that management fees are fair and reasonable with respect to the quality of service provided and in light of other factors that the Board deemed relevant to the structure of the Funds. The Board, to factor in economies of scale as the Funds grow, will reexamine the current fee structure when the Funds' assets reach at least $35 million. Based on their review, the Board concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Funds.

The Board compared the performance of the Funds to benchmark indices over various periods of time and concluded the performance of the Funds warranted the continuation of the advisory agreement.

The Board was advised the Funds have no soft dollar arrangements with any third parties and transaction fees, when applicable in the buying and selling of underlying funds, are paid by the adviser.


                                    EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds,
MH Elite Fund of Funds, and/or MH Elite Select Portfolio of Funds you incur two types of costs: (1) management fees and (2) other
Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008 (Unaudited).



                               ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled 'Expenses Paid During Period' to estimate the expenses you paid on your account during this period.

          HYPOTHETICAL EXAMPLE FOR COMPARISION PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds.
To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                           Expenses Paid During the
	                Beginning Account Value   Ending Account Value     Period January 1, 2008 to
                             January 1, 2008	    June 30, 2008  	      June 30, 2008 (a)
Actual - MH Elite Small
Cap  Fund of Funds 	        $1,000	                $ 923	                  $ 5.98 (b)

Actual - MH Elite Fund
of Funds 	                $1,000	                $ 920	                  $ 5.97 (b)

Actual - MH Elite Select
Portfolio of Funds (b)	        $1,000	                $ 950	                  $ 9.70 (c)

Hypothetical with expense
ratio of 1.25% (5% return
before expenses)	        $1,000	                $1,025	                  $ 6.29

Hypothetical with expense
ratio of 2.0% (5% return
before expenses)	        $1,000	                $1,025	                  $10.07

  (a) The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table below. Generally, the operating expenses of the underlying funds range from 0.50% to 2.50% of average net assets.
  (b) Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182 / 366 (to reflect the one-half year period).
  (c) Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 182 / 366 (to reflect the one-half year period).

                         Board of Directors Information
          MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds
                           June 30, 2008 (Unaudited)


The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors. Information pertaining to the Directors of the Funds is set forth below. The Statement of Additional Information includes additional information about the Funds' Directors, and is available without
charge, by calling 1-800-318-7969.   Each director may be contacted by writing
to the director c/o MH Elite Portfolio of Funds, Inc., 220 Russell Avenue, Rahway, NJ 07065.

All independent and interested directors serve on the Board of Directors of each Fund.

                                      DIRECTORS OF THE FUNDS

                                                                                  Number of
                            Position(s)      Term of         Principal           Portfolios in        Other
                            Held with       Office and     Occupation(s)          Fund Complex     Directorships
Name,Address, and Age         Fund          length of      During Past 5          Overseen by        Held by
                                            Time Served       Years               Director           Director
Vincent Farinaro            Non-Interested   One Year,  Converted Paper Products     3               None
565 Fallbrook Drive         Director         Since      Consultant
Venice, FL 34292                             7-31-1998
79

Howard Samms                Non-Interested   One Year,  Johnson and Johnson          3               None
4 Surrey Lane               Director         Since      Healthcare Systems,
Lambertville, NJ 08530                       7-31-1998  Director of Finance
62                          Chairman of the  Since
                            Board            1-1-2005


Jerome Stern                Non-Interested   One Year,  Retired                      3               None
44 Dexter Drive North       Director         8-6-1999
Basking Ridge, NJ 07920
81

Tice Walker                 Non-Interested   One Year,  Actuary                      3               None
52 Oak Avenue               Director         Since
Metuchen NJ 08840                            9-1-2003
39

Jeff Holcombe*              Interested       One Year,  Telcordia Technologies       3               None
8 Guildford Court           Director                    Director of Software
Annandale, NJ 08801                          Since      Development
52                          Vice-President   Fund
                                             Inception


* As Vice President and partner of the Funds' Investment Adviser,
Mr. Holcombe is considered an "Interested Directors" as defined by the Investment Company Act of 1940.

Item 2. Code of Ethics

  Not applicable for filing of Semi-Annual Report to Shareholders.

Item 3. Audit Committe Financial Expert

  Not applicable for filing of Semi-Annual Report to Shareholders.

Item 4. Principal Accountant Fees and Services

  Not applicable for filing of Semi-Annual Report to Shareholders.


Item 5.  Audit Committee of Listed Registrants

  Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  (RESERVED)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

  Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  (RESERVED)

Item 9. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES. Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS. There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.   Exhibits


  The folowing exhibits are attached to this Form N-CSR:

     Exhibit 10(a) Not applicable for filing of Semi-Annual Report to Shareholders.

     Exhibit 10(b)(1) Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c)     Certification of Chief Executive Office and
                       Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.



                                   SIGNATURES


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 26th day of August, 2008.


                                       MH Elite Portfolio of Funds, Inc.

                                       /s/ Harvey Mersion
                                       --------------------------------
                                       Harvey Merson
                                       President
                                       (Principal Executive Office)

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 26th day of August, 2008.


                                       /s/ Jeff Holcombe
                                       ---------------------------------
                                       Jeff Holcombe
                                       Vice President
                                       (Principal Financial Office)